Summary of Significant Accounting Policies (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Securities Antidilutive [Line Items]
Guaranteed investment certificate, interest rate	2.20%
Number of shares potentially issuable are not included in the computation of loss per share	3,554,555	5,623,184	5,873,183
Employee Stock Options [Member]
Securities Antidilutive [Line Items]
Number of shares potentially issuable are not included in the computation of loss per share	1,730,000	1,830,000	2,080,000
Warrants [Member]
Securities Antidilutive [Line Items]
Number of shares potentially issuable are not included in the computation of loss per share	1,824,555	3,793,183	3,793,183
Preference Shares [Member]
Securities Antidilutive [Line Items]
Preference shares, redemption period	5 years
Redemption price per share	$ 0.74